UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2021

WESTERN ASSET

SHORT-TERM BOND FUND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks current income, preservation of capital and liquidity.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Short-Term Bond Fund for the six-month reporting period ended June 30, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 30, 2021

II	Western Asset Short-Term Bond Fund

Performance review

For the six months ended June 30, 2021, Class A shares of Western Asset Short-Term Bond Fund, excluding sales charges, returned -0.03%. The Fund’s unmanaged benchmark, the FTSE Treasury/Government Sponsored/Credit 1-3 Year Indexi, returned 0.04% for the same period. The Lipper Short Investment Grade Debt Funds Category Averageii returned 0.47% over the same time frame.

Performance Snapshot as of June 30, 2021 (unaudited)
(excluding sales charges)	6 months
Western Asset Short-Term Bond Fund:
Class A	-0.03%
Class C	-0.14%
Class C1[1]	-0.18%
Class R	-0.22%
Class I	0.35%
Class IS	0.13%
FTSE Treasury/Government Sponsored/ Credit 1-3 Year Index	0.04%
Lipper Short Investment Grade Debt Funds Category Average	0.47%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including return of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2021 for Class A, Class C, Class C1, Class R, Class I and Class IS shares were 0.33%, -0.39%, 0.04%, -0.06%, 0.62% and 0.66%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class R and Class I shares would have been-0.33% and 0.55%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Short-Term Bond Fund	III

Performance review (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 01, 2021, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class R, Class I and Class IS shares were 0.74%, 1.48%, 1.03%, 2.15%, 0.52% and 0.41%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.70% for Class A shares, 1.55% for Class C shares, 1.05% for Class C1 shares, 1.10% for Class R shares, 0.42% for Class I shares and 0.40% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for Class R, Class I and Class IS shares as a result of acquired fund fees and expenses These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 30, 2021

RISKS: Investments in bonds are subject to interest rate, credit, inflation and reinvestment risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Asset-backed, mortgage-backed and mortgage related securities are subject to prepayment and extension risks. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

IV	Western Asset Short-Term Bond Fund

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The FTSE Treasury/Government Sponsored/Credit 1-3 Year Index is a broad-based index of short-term U.S. Treasury and corporate debt securities.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 382 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Short-Term Bond Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2021 and December 31, 2020 and does not include derivatives, such as futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Short-Term Bond Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2021 and held for the six months ended June 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-0.03%	$1,000.00	$999.70	0.70%	$3.47	Class A	5.00%	$1,000.00	$1,021.32	0.70%	$3.51
Class C	-0.14	1,000.00	998.60	1.46	7.23	Class C	5.00	1,000.00	1,017.55	1.46	7.30
Class C1	-0.18	1,000.00	998.20	1.01	5.00	Class C1	5.00	1,000.00	1,019.79	1.01	5.06
Class R	-0.22	1,000.00	997.80	1.10	5.45	Class R	5.00	1,000.00	1,019.34	1.10	5.51
Class I	0.35	1,000.00	1,003.50	0.47	2.33	Class I	5.00	1,000.00	1,022.46	0.47	2.36
Class IS	0.13	1,000.00	1,001.30	0.38	1.89	Class IS	5.00	1,000.00	1,022.91	0.38	1.91

2	Western Asset Short-Term Bond Fund 2021 Semi-Annual Report

[1]	For the six months ended June 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Short-Term Bond Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2021

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 50.0%
Communication Services — 4.9%
Diversified Telecommunication Services — 2.1%
AT&T Inc., Senior Notes	0.900%	3/25/24	$8,410,000	$8,429,153
NTT Finance Corp., Senior Notes	0.583%	3/1/24	4,900,000	4,895,308	(a)
Verizon Communications Inc., Senior Notes	0.750%	3/22/24	3,380,000	3,395,564
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	3,710,000	4,033,078
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	670,000	675,993
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	1,642,000	1,911,689
Total Diversified Telecommunication Services				23,340,785
Interactive Media & Services — 0.2%
Alphabet Inc., Senior Notes	0.450%	8/15/25	810,000	802,481
Tencent Holdings Ltd., Senior Notes	2.985%	1/19/23	1,770,000	1,831,780	(b)
Total Interactive Media & Services				2,634,261
Media — 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,900,000	1,995,285	(a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	2,365,000	2,448,773
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.500%	2/1/24	1,000,000	1,089,804
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	3,340,000	3,786,079
Comcast Corp., Senior Notes	3.600%	3/1/24	920,000	994,368
Comcast Corp., Senior Notes	3.100%	4/1/25	2,050,000	2,216,348
Comcast Corp., Senior Notes	3.950%	10/15/25	4,060,000	4,551,659
Comcast Corp., Senior Notes	3.150%	3/1/26	160,000	174,217
DISH DBS Corp., Senior Notes	5.875%	11/15/24	540,000	580,500
Fox Corp., Senior Notes	4.030%	1/25/24	4,720,000	5,115,200
Interpublic Group of Cos Inc., Senior Notes	3.750%	10/1/21	1,620,000	1,634,280
Total Media				24,586,513

See Notes to Financial Statements.

4	Western Asset Short-Term Bond Fund 2021 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Wireless Telecommunication Services — 0.3%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	$183,125	$184,251	(a)
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	2,370,000	2,575,147
Total Wireless Telecommunication Services				2,759,398
Total Communication Services				53,320,957
Consumer Discretionary — 5.8%
Automobiles — 3.1%
American Honda Finance Corp., Senior Notes	2.400%	6/27/24	4,860,000	5,106,622
BMW US Capital LLC, Senior Notes	2.950%	4/14/22	3,090,000	3,157,224	(a)
Daimler Finance North America LLC, Senior Notes	0.750%	3/1/24	2,500,000	2,506,101	(a)
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	3,010,000	3,029,114
General Motors Co., Senior Notes	5.400%	10/2/23	1,300,000	1,432,273
General Motors Financial Co. Inc., Senior Notes	3.950%	4/13/24	2,310,000	2,486,542
Hyundai Capital America, Senior Notes	1.250%	9/18/23	3,820,000	3,857,371	(a)
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	4,730,000	4,935,393	(a)
Toyota Motor Corp., Senior Notes	0.681%	3/25/24	7,400,000	7,415,175
Total Automobiles				33,925,815
Hotels, Restaurants & Leisure — 0.9%
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	2,390,000	2,491,455
Marriott International Inc., Senior Notes	3.600%	4/15/24	2,360,000	2,518,557
McDonald’s Corp., Senior Notes	2.625%	1/15/22	400,000	405,196
McDonald’s Corp., Senior Notes	3.300%	7/1/25	950,000	1,032,709
McDonald’s Corp., Senior Notes	1.450%	9/1/25	2,050,000	2,092,253
McDonald’s Corp., Senior Notes	3.700%	1/30/26	1,430,000	1,589,741
McDonald’s Corp., Senior Notes	3.500%	3/1/27	30,000	33,159
Total Hotels, Restaurants & Leisure				10,163,070
Household Durables — 0.1%
DR Horton Inc., Senior Notes	2.500%	10/15/24	510,000	534,836
Internet & Direct Marketing Retail — 0.7%
Amazon.com Inc., Senior Notes	0.400%	6/3/23	660,000	660,924
Amazon.com Inc., Senior Notes	0.450%	5/12/24	4,290,000	4,281,736
Amazon.com Inc., Senior Notes	0.800%	6/3/25	620,000	621,485
Prosus NV, Senior Notes	5.500%	7/21/25	570,000	652,536	(a)
Prosus NV, Senior Notes	4.850%	7/6/27	1,150,000	1,312,426	(a)
Total Internet & Direct Marketing Retail				7,529,107

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Multiline Retail — 0.3%
Dollar General Corp., Senior Notes	3.250%	4/15/23	$30,000	$31,316
Dollar Tree Inc., Senior Notes	3.700%	5/15/23	2,660,000	2,811,815
Total Multiline Retail				2,843,131
Specialty Retail — 0.6%
Home Depot Inc., Senior Notes	3.250%	3/1/22	1,480,000	1,510,776
Lowe’s Cos. Inc., Senior Notes	4.000%	4/15/25	2,500,000	2,768,202
Target Corp., Senior Notes	2.250%	4/15/25	1,540,000	1,618,555
Total Specialty Retail				5,897,533
Textiles, Apparel & Luxury Goods — 0.1%
NIKE Inc., Senior Notes	2.400%	3/27/25	1,410,000	1,492,263
Total Consumer Discretionary				62,385,755
Consumer Staples — 1.3%
Food & Staples Retailing — 0.2%
Kroger Co., Senior Notes	3.400%	4/15/22	1,690,000	1,718,727
Walmart Inc., Senior Notes	3.400%	6/26/23	120,000	127,166
Total Food & Staples Retailing				1,845,893
Food Products — 0.0%††
Mondelez International Holdings Netherlands BV, Senior Notes	2.125%	9/19/22	210,000	214,422	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	490,000	499,092
Total Food Products				713,514
Household Products — 0.1%
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	60,000	65,073
Reckitt Benckiser Treasury Services PLC, Senior Notes	2.375%	6/24/22	710,000	723,736	(a)
Total Household Products				788,809
Tobacco — 1.0%
Altria Group Inc., Senior Notes	2.350%	5/6/25	2,090,000	2,186,988
Cargill Inc., Senior Notes	1.375%	7/23/23	320,000	326,089	(a)
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	3,400,000	3,445,770
Philip Morris International Inc., Senior Notes	2.875%	5/1/24	500,000	531,445
Reynolds American Inc., Senior Notes	4.850%	9/15/23	4,120,000	4,495,803
Total Tobacco				10,986,095
Total Consumer Staples				14,334,311

See Notes to Financial Statements.

6	Western Asset Short-Term Bond Fund 2021 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Energy — 6.1%
Energy Equipment & Services — 0.5%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., Senior Notes	2.773%	12/15/22	$1,250,000	$1,291,721
Duke Energy Carolinas LLC	3.350%	5/15/22	2,580,000	2,652,402
Halliburton Co., Senior Notes	3.250%	11/15/21	920,000	923,207
Schlumberger Investment SA, Senior Notes	2.400%	8/1/22	830,000	843,389	(a)
Total Energy Equipment & Services				5,710,719
Oil, Gas & Consumable Fuels — 5.6%
BP Capital Markets America Inc., Senior Notes	2.520%	9/19/22	1,350,000	1,383,368
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	1,500,000	1,588,785
Chevron Corp., Senior Notes	1.554%	5/11/25	2,800,000	2,870,077
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	1,040,000	1,132,355
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,070,000	1,132,862
Devon Energy Corp., Senior Notes	5.250%	9/15/24	2,760,000	3,076,476	(a)
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	1,750,000	1,849,572
Energy Transfer LP, Senior Notes	4.500%	4/15/24	650,000	708,019
Energy Transfer LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	2,860,000	3,071,177
Enterprise Products Operating LLC, Senior Notes	3.350%	3/15/23	4,170,000	4,341,663
Enterprise Products Operating LLC, Senior Notes	3.750%	2/15/25	400,000	436,558
EOG Resources Inc., Senior Notes	2.625%	3/15/23	2,000,000	2,065,171
EQT Corp., Senior Notes	3.000%	10/1/22	2,100,000	2,147,250
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	1,920,000	1,963,184
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	3,320,000	3,563,024
Kinder Morgan Energy Partners LP, Senior Notes	3.450%	2/15/23	2,510,000	2,612,496
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	2,500,000	2,750,185
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	2,820,000	3,181,891	(a)
MPLX LP, Senior Notes	4.500%	7/15/23	2,000,000	2,139,892
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	320,000	365,648
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,750,000	1,839,687	(a)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Pioneer Natural Resources Co., Senior Notes	0.550%	5/15/23	$2,670,000	$2,673,551
Pioneer Natural Resources Co., Senior Notes	0.750%	1/15/24	2,580,000	2,578,848
Qatar Petroleum, Senior Notes	1.375%	9/12/26	2,760,000	2,757,378	(a)(c)
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	1,070,000	1,196,296	(a)
Shell International Finance BV, Senior Notes	1.750%	9/12/21	330,000	330,983
Western Midstream Operating LP, Senior Notes	4.000%	7/1/22	1,210,000	1,231,223
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	290,000	306,801
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 2.100%)	2.288%	1/13/23	90,000	89,571	(d)
Williams Cos. Inc., Senior Notes	3.600%	3/15/22	800,000	813,506
Williams Cos. Inc., Senior Notes	4.500%	11/15/23	2,500,000	2,707,709
Williams Cos. Inc., Senior Notes	4.300%	3/4/24	1,000,000	1,086,805
Total Oil, Gas & Consumable Fuels				59,992,011
Total Energy				65,702,730
Financials — 19.6%
Banks — 13.9%
ABN AMRO Bank NV, Senior Notes	3.400%	8/27/21	1,930,000	1,939,588	(a)
Banco Santander SA, Senior Notes	3.125%	2/23/23	800,000	833,532
Banco Santander SA, Senior Notes	3.848%	4/12/23	600,000	635,159
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	1,750,000	1,754,567	(d)
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	1,820,000	1,946,180	(d)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	8,330,000	8,753,901	(d)
Bank of Montreal, Senior Notes	3.300%	2/5/24	1,500,000	1,606,922
Bank of Montreal, Senior Notes	1.850%	5/1/25	630,000	650,351
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	2,840,000	2,870,532
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	1,000,000	1,011,593
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	244,000	266,215
Barclays PLC, Senior Notes (4.610% to 2/15/22 then 3 mo. USD LIBOR + 1.400%)	4.610%	2/15/23	2,600,000	2,666,849	(d)

See Notes to Financial Statements.

8	Western Asset Short-Term Bond Fund 2021 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
BNP Paribas SA, Senior Notes	3.500%	3/1/23	$3,490,000	$3,662,112	(a)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	2,500,000	2,683,468	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	430,000	443,465	(a)(d)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	1,700,000	1,856,031	(a)(d)
BPCE SA, Senior Notes	3.000%	5/22/22	500,000	512,118	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	4,760,000	4,804,029
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	1,160,000	1,272,462	(d)(e)
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	5,340,000	5,454,149	(d)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	2,160,000	2,312,801	(d)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	3,000,000	3,352,931
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	3,100,000	3,390,713
Credit Suisse AG, Senior Notes	1.000%	5/5/23	2,030,000	2,052,388
Danske Bank A/S, Senior Notes	5.000%	1/12/22	1,370,000	1,401,898	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	2,650,000	2,939,938	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	610,000	616,612	(a)
Fifth Third Bancorp, Senior Notes	3.650%	1/25/24	500,000	535,778
HSBC Holdings PLC, Senior Notes (0.976% to 5/24/24 then SOFR + 0.708%)	0.976%	5/24/25	4,320,000	4,318,215	(d)
HSBC Holdings PLC, Senior Notes (3.803% to 3/11/24 then 3 mo. USD LIBOR + 1.211%)	3.803%	3/11/25	1,600,000	1,721,198	(d)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	3,740,000	3,838,111	(a)
Intesa Sanpaolo SpA, Senior Notes	3.250%	9/23/24	930,000	989,822	(a)
JPMorgan Chase & Co., Senior Notes (0.697% to 3/16/23 then SOFR + 0.580%)	0.697%	3/16/24	6,000,000	6,020,055	(d)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	6,680,000	6,910,184	(d)
JPMorgan Chase & Co., Senior Notes (3.220% to 3/1/24 then 3 mo. USD LIBOR + 1.155%)	3.220%	3/1/25	2,000,000	2,125,302	(d)
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	2,410,000	2,410,777
Lloyds Banking Group PLC, Senior Notes	4.050%	8/16/23	1,500,000	1,608,498
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	800,000	867,697

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Lloyds Banking Group PLC, Senior Notes (3.870% to 7/9/24 then 1 year Treasury Constant Maturity Rate + 3.500%)	3.870%	7/9/25	$2,240,000	$2,427,766	(d)
Mitsubishi UFJ Financial Group Inc., Senior Notes	3.218%	3/7/22	4,840,000	4,939,314
Mizuho Financial Group Inc., Senior Notes (0.849% to 9/8/23 then SOFR + 0.872%)	0.849%	9/8/24	2,510,000	2,523,458	(d)
Natwest Group PLC, Senior Notes (3.498% to 5/15/22 then 3 mo. USD LIBOR + 1.480%)	3.498%	5/15/23	1,970,000	2,021,527	(d)
Natwest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	460,000	499,224	(d)
Nordea Bank Abp, Senior Notes	1.000%	6/9/23	620,000	627,718	(a)
Nordea Bank Abp, Senior Notes	0.625%	5/24/24	2,270,000	2,270,870	(a)
PNC Financial Services Group Inc., Senior Notes	3.500%	1/23/24	1,940,000	2,083,527
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	1,540,000	1,573,891
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	1,500,000	1,508,811
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	720,000	731,596
Sumitomo Mitsui Financial Group Inc., Senior Notes	0.508%	1/12/24	1,100,000	1,096,032
Sumitomo Mitsui Financial Group Inc., Senior Notes (3 mo. USD LIBOR + 0.800%)	0.984%	10/16/23	2,800,000	2,833,675	(d)
Toronto-Dominion Bank, Senior Notes	0.300%	6/2/23	4,500,000	4,502,637
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	2,500,000	2,518,292
UniCredit SpA, Senior Notes	6.572%	1/14/22	3,160,000	3,257,906	(a)
US Bancorp, Senior Notes	3.375%	2/5/24	3,880,000	4,156,587
US Bancorp, Senior Notes	1.450%	5/12/25	1,240,000	1,268,731
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	8,160,000	8,778,602
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	4,500,000	4,597,496	(d)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	3,610,000	3,749,393	(d)
Total Banks				151,003,194

See Notes to Financial Statements.

10	Western Asset Short-Term Bond Fund 2021 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — 3.7%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	$190,000	$195,193
Charles Schwab Corp., Senior Notes	0.750%	3/18/24	4,260,000	4,285,505
Credit Suisse AG, Senior Notes	3.625%	9/9/24	770,000	836,906
Credit Suisse AG, Senior Notes	2.950%	4/9/25	870,000	932,133
Credit Suisse Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	2,400,000	2,498,290	(a)(d)
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	800,000	834,899
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	11,650,000	12,492,316
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	1,550,000	1,682,374
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	8/2/21	3,190,000	0	*(e)(f)(g)(h)(i)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	1,010,000	0	*(g)(h)(i)(j)
Morgan Stanley, Senior Notes	3.700%	10/23/24	3,000,000	3,274,279
Morgan Stanley, Senior Notes (0.529% to 1/25/23 then SOFR + 0.455%)	0.529%	1/25/24	5,500,000	5,498,306	(d)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	1,580,000	1,641,260	(d)
UBS AG, Senior Notes	1.750%	4/21/22	600,000	606,781	(a)
UBS AG, Senior Notes	0.375%	6/1/23	3,870,000	3,867,090	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	800,000	893,139	(a)
Total Capital Markets				39,538,471
Consumer Finance — 1.1%
Air Lease Corp., Senior Notes	0.700%	2/15/24	2,520,000	2,512,041
Air Lease Corp., Senior Notes	1.875%	8/15/26	2,830,000	2,834,398
American Express Co., Senior Notes	3.400%	2/22/24	2,000,000	2,140,422
American Express Co., Senior Notes	2.500%	7/30/24	1,000,000	1,054,054
Caterpillar Financial Services Corp., Senior Notes	0.450%	5/17/24	3,210,000	3,200,364
Total Consumer Finance				11,741,279
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	1,810,000	1,971,584
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	1,010,000	1,069,128
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	2,280,000	2,316,386	(a)
USAA Capital Corp., Senior Notes	0.500%	5/1/24	740,000	738,101	(a)
Total Diversified Financial Services				6,095,199

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Insurance — 0.3%
American International Group Inc., Senior Notes	2.500%	6/30/25	$190,000	$200,650
MassMutual Global Funding II, Senior Secured Notes	0.850%	6/9/23	1,000,000	1,010,837	(a)
Metropolitan Life Global Funding I, Secured Notes	0.900%	6/8/23	690,000	697,208	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	1,740,000	1,743,307	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	120,000	120,850	(a)
Total Insurance				3,772,852
Total Financials				212,150,995
Health Care — 5.3%
Biotechnology — 1.5%
AbbVie Inc., Senior Notes	2.300%	11/21/22	4,430,000	4,547,979
AbbVie Inc., Senior Notes	3.750%	11/14/23	6,350,000	6,814,434
AbbVie Inc., Senior Notes	2.600%	11/21/24	2,500,000	2,637,147
Gilead Sciences Inc., Senior Notes	0.750%	9/29/23	1,310,000	1,310,697
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	1,500,000	1,612,859
Total Biotechnology				16,923,116
Health Care Equipment & Supplies — 0.4%
Becton Dickinson and Co., Senior Notes	2.894%	6/6/22	618,000	631,678
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	2,110,000	2,261,400
Becton Dickinson and Co., Senior Notes (3 mo. USD LIBOR + 1.030%)	1.161%	6/6/22	1,100,000	1,109,682	(d)
Total Health Care Equipment & Supplies				4,002,760
Health Care Providers & Services — 2.3%
Aetna Inc., Senior Notes	2.750%	11/15/22	2,400,000	2,465,440
Anthem Inc., Senior Notes	3.300%	1/15/23	2,000,000	2,087,184
Cigna Corp., Senior Notes	3.750%	7/15/23	3,624,000	3,860,518
Cigna Corp., Senior Notes	4.125%	11/15/25	2,000,000	2,242,550
CVS Health Corp., Senior Notes	3.700%	3/9/23	1,012,000	1,066,010
CVS Health Corp., Senior Notes	2.625%	8/15/24	6,370,000	6,726,030
Humana Inc., Senior Notes	4.500%	4/1/25	810,000	907,535
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	50,000	51,349
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	110,000	116,705
UnitedHealth Group Inc., Senior Notes	0.550%	5/15/24	2,360,000	2,357,612
UnitedHealth Group Inc., Senior Notes	2.375%	8/15/24	1,000,000	1,052,693

See Notes to Financial Statements.

12	Western Asset Short-Term Bond Fund 2021 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care Providers & Services — continued
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	$900,000	$999,280
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	760,000	767,879
Total Health Care Providers & Services				24,700,785
Pharmaceuticals — 1.1%
Astrazeneca Finance LLC, Senior Notes	0.700%	5/28/24	4,320,000	4,314,702
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	651,000	694,695
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	980,000	1,091,723
Eli Lilly & Co., Senior Notes	2.350%	5/15/22	690,000	703,323
Pfizer Inc., Senior Notes	3.000%	9/15/21	1,630,000	1,639,550
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	130,000	131,148
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	340,000	339,949
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	3,370,000	3,362,384
Total Pharmaceuticals				12,277,474
Total Health Care				57,904,135
Industrials — 2.9%
Aerospace & Defense — 1.4%
Boeing Co., Senior Notes	1.433%	2/4/24	5,680,000	5,695,499
Boeing Co., Senior Notes	4.875%	5/1/25	3,740,000	4,192,489
General Dynamics Corp., Senior Notes	3.250%	4/1/25	2,570,000	2,786,413
L3Harris Technologies Inc., Senior Notes	3.850%	6/15/23	1,510,000	1,605,673
Lockheed Martin Corp., Senior Notes	3.350%	9/15/21	554,000	557,558
Total Aerospace & Defense				14,837,632
Airlines — 1.0%
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	1,900,000	2,230,839
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,900,000	2,218,579	(a)
Southwest Airlines Co., Senior Notes Spirit Loyalty Cayman Ltd./Spirit IP	4.750%	5/4/23	2,320,000	2,489,551
Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,158,000	1,312,014	(a)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	2,130,000	2,183,250
Total Airlines				10,434,233
Building Products — 0.1%
Carrier Global Corp., Senior Notes	2.242%	2/15/25	950,000	988,368
Commercial Services & Supplies — 0.1%
Republic Services Inc., Senior Notes	2.500%	8/15/24	1,000,000	1,050,153

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2021 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Industrial Conglomerates — 0.2%
3M Co., Senior Notes	3.250%	2/14/24	$2,000,000	$2,142,799
Road & Rail — 0.1%
Union Pacific Corp., Senior Notes	4.163%	7/15/22	1,670,000	1,721,150
Total Industrials				31,174,335
Information Technology — 2.5%
IT Services — 0.4%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	1,750,000	1,865,803
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	1,890,000	1,924,142
Visa Inc., Senior Notes	3.150%	12/14/25	1,000,000	1,094,620
Total IT Services				4,884,565
Semiconductors & Semiconductor Equipment — 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.625%	1/15/24	1,410,000	1,506,107
Broadcom Inc., Senior Notes	4.700%	4/15/25	780,000	879,229
Broadcom Inc., Senior Notes	3.150%	11/15/25	500,000	536,221
Intel Corp., Senior Notes	3.700%	7/29/25	2,500,000	2,764,932
Microchip Technology Inc., Senior Secured Notes	4.333%	6/1/23	2,250,000	2,400,315
Microchip Technology Inc., Senior Secured Notes	0.983%	9/1/24	100,000	99,572	(a)
Micron Technology Inc., Senior Notes	2.497%	4/24/23	310,000	320,694
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	100,000	105,559	(a)
Texas Instruments Inc., Senior Notes	1.375%	3/12/25	1,000,000	1,021,331
Total Semiconductors & Semiconductor Equipment				9,633,960
Software — 0.7%
Microsoft Corp., Senior Notes	1.550%	8/8/21	2,270,000	2,270,540
Microsoft Corp., Senior Notes	2.400%	2/6/22	3,310,000	3,349,290
Oracle Corp., Senior Notes	2.400%	9/15/23	2,000,000	2,074,620
Total Software				7,694,450
Technology Hardware, Storage & Peripherals — 0.5%
Apple Inc., Senior Notes	1.550%	8/4/21	1,800,000	1,800,138
Apple Inc., Senior Notes	1.125%	5/11/25	3,400,000	3,441,405
Total Technology Hardware, Storage & Peripherals				5,241,543
Total Information Technology				27,454,518

See Notes to Financial Statements.

14	Western Asset Short-Term Bond Fund 2021 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Materials — 1.0%
Chemicals — 0.1%
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	$700,000	$709,880	(a)
Metals & Mining — 0.7%
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	1,210,000	1,265,950	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	420,000	432,161	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	2,120,000	2,256,164	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	1,830,000	1,974,000	(a)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,411,000	1,935,836
Total Metals & Mining				7,864,111
Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	1,720,000	2,025,696	(a)
Total Materials				10,599,687
Utilities — 0.6%
Electric Utilities — 0.6%
FirstEnergy Corp., Senior Notes	3.350%	7/15/22	2,386,000	2,426,096
FirstEnergy Corp., Senior Notes	4.750%	3/15/23	1,000,000	1,055,925
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	1,490,000	1,489,472
Perusahaan Listrik Negara PT, Senior Notes	5.500%	11/22/21	1,640,000	1,669,848	(b)
Total Utilities				6,641,341
Total Corporate Bonds & Notes (Cost — $537,081,104)				541,668,764
U.S. Government & Agency Obligations — 22.9%
U.S. Government Agencies — 0.6%
Federal Farm Credit Banks, Bonds (3 mo. USD LIBOR + 0.010%)	0.145%	9/20/21	4,400,000	4,401,376	(d)
Federal National Mortgage Association (FNMA), Notes	0.375%	8/25/25	2,190,000	2,158,445
Total U.S. Government Agencies				6,559,821
U.S. Government Obligations — 22.3%
U.S. Treasury Notes	0.125%	8/31/22	30,770,000	30,775,409
U.S. Treasury Notes	0.125%	5/31/23	165,150,000	164,808,088
U.S. Treasury Notes	0.250%	6/15/24	36,470,000	36,249,185
U.S. Treasury Notes	0.250%	6/30/25	50,000	49,123
U.S. Treasury Notes	0.250%	7/31/25	9,845,000	9,660,983
Total U.S. Government Obligations				241,542,788
Total U.S. Government & Agency Obligations (Cost — $248,259,504)				248,102,609

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2021 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — 12.5%
ABFC Trust, 2002-WF2 A2 (1 mo. USD LIBOR + 1.125%)	1.217%	5/25/32	$62,904	$62,322	(d)
ABFC Trust, 2003-OPT1 A3 (1 mo. USD LIBOR + 0.680%)	0.772%	4/25/33	1,231,111	1,200,182	(d)
ABFC Trust, 2004-OPT2 M1 (1 mo. USD LIBOR + 0.825%)	0.917%	8/25/33	45,150	45,195	(d)
ABPCI Direct Lending Fund CLO X LP, 2020-10A A1A (3 mo. USD LIBOR + 1.950%)	2.138%	1/20/32	1,050,000	1,052,840	(a)(d)
AGL CLO 6 Ltd., 2020-6A A1 (3 mo. USD LIBOR + 1.950%)	2.138%	7/20/31	1,450,000	1,455,538	(a)(d)
Allegro CLO II-S Ltd., 2014-1RA A1 (3 mo. USD LIBOR + 1.080%)	1.266%	10/21/28	2,848,434	2,849,217	(a)(d)
Allegro CLO XI Ltd., 2019-2A A1A (3 mo. USD LIBOR + 1.390%)	1.580%	1/19/33	500,000	501,384	(a)(d)
Asset Backed Securities Corp. Home Equity Loan Trust Series, 2004-HE8 M2 (1 mo. USD LIBOR + 1.725%)	1.817%	12/25/34	759,278	760,956	(d)
Avery Point VI CLO Ltd., 2015-6A AR2 (3 mo. USD LIBOR + 0.900%)	1.076%	8/5/27	545,671	545,790	(a)(d)
Avery Point VII CLO Ltd., 2015-7A AR2 (3 mo. USD LIBOR + 0.960%)	1.144%	1/15/28	2,659,881	2,661,826	(a)(d)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	2,030,000	2,094,902	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	2,670,000	2,672,338	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A C	2.130%	8/20/27	2,130,000	2,131,950	(a)
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. USD LIBOR + 1.200%)	1.355%	11/20/30	490,000	489,999	(a)(d)
BlueMountain CLO Ltd., 2012-2A AR2 (3 mo. USD LIBOR + 1.050%)	1.205%	11/20/28	804,000	804,998	(a)(d)
BlueMountain CLO XXII Ltd., 2018-22A A1 (3 mo. USD LIBOR + 1.080%)	1.264%	7/15/31	700,000	700,712	(a)(d)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.400%)	0.492%	7/25/36	1,630,000	1,533,270	(a)(d)
Carlyle Global Market Strategies CLO Ltd., 2014-1A A1R2 (3 mo. USD LIBOR + 0.970%)	1.160%	4/17/31	1,445,605	1,447,019	(a)(d)

See Notes to Financial Statements.

16	Western Asset Short-Term Bond Fund 2021 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	1.231%	7/27/31	$376,896	$377,156	(a)(d)
Carlyle Global Market Strategies CLO Ltd., 2015-3A A1R (3 mo. USD LIBOR + 1.000%)	1.184%	7/28/28	1,660,915	1,661,969	(a)(d)
Carlyle US CLO Ltd., 2017-2A A1R (3 mo. USD LIBOR + 1.050%)	1.196%	7/20/31	2,700,000	2,699,995	(a)(d)
CBAM Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.250%)	1.438%	7/20/30	750,000	749,998	(a)(d)
Cedar Funding V CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	2,560,000	2,559,905	(a)
Cerberus Loan Funding XXVIII LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	2.034%	10/15/31	320,000	321,105	(a)(d)
CIFC Funding Ltd., 2021-4A A (3 mo. USD LIBOR + 1.050%)	1.196%	7/15/33	1,810,000	1,810,000	(a)(c)(d)
Countrywide Asset-Backed Certificates Trust, 2002-S3 M1	4.800%	5/25/32	4,405	4,079	(d)
Countrywide Asset-Backed Certificates Trust, 2005-8 M4 (1 mo. USD LIBOR + 0.930%)	1.022%	12/25/35	462,617	463,116	(d)
CWABS Revolving Home Equity Loan Trust Series, 2004-B 2A (1 mo. USD LIBOR + 0.220%)	0.293%	2/15/29	1,653,849	1,561,278	(d)
Denali Capital CLO X LLC, 2013-1A A1LR (3 mo. USD LIBOR + 1.050%)	1.226%	10/26/27	771,435	771,937	(a)(d)
Dryden 75 CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	1.242%	4/15/34	250,000	249,706	(a)(d)
Foundation Finance Trust, 2021-1A A	1.270%	5/15/41	1,650,481	1,653,837	(a)
Galaxy XXVI CLO Ltd., 2018-26A A (3 mo. USD LIBOR + 1.200%)	1.350%	11/22/31	450,000	450,503	(a)(d)
GCI Funding I LLC, 2021-1 A	2.380%	6/18/46	1,490,000	1,493,066	(a)
GoldenTree Loan Management US CLO 1 Ltd., 2021-10A A (3 mo. USD LIBOR + 1.100%)	1.246%	7/20/34	2,590,000	2,591,295	(a)(c)(d)
GoldenTree Loan Opportunities IX Ltd., 2014-9A AR2 (3 mo. USD LIBOR + 1.110%)	1.287%	10/29/29	725,000	725,994	(a)(d)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. USD LIBOR + 1.900%)	2.035%	12/20/29	2,040,000	2,043,627	(a)(d)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.010%)	1.194%	4/15/31	500,000	500,478	(a)(d)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2021 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	1.448%	1/20/30	$2,850,000	$2,852,776	(a)(d)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	1.256%	7/25/27	153,542	153,603	(a)(d)
HalseyPoint CLO 3 Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	1.636%	11/30/32	800,000	803,614	(a)(d)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	2,700,000	2,699,870	(a)
Home Equity Asset Trust, 2005-6 M5 (1 mo. USD LIBOR + 0.945%)	1.037%	12/25/35	820,000	813,705	(d)
Jamestown CLO X Ltd., 2017-10A A1R (3 mo. USD LIBOR + 1.030%)	1.176%	7/17/29	3,080,000	3,079,997	(a)(d)
KKR Financial CLO 21 Ltd., 2021 A (3 mo. USD LIBOR + 1.000%)	1.184%	4/15/31	1,000,000	1,000,322	(a)(d)
LCM Loan Income Fund I Income Note Issuer Ltd., 27A A1 (3 mo. USD LIBOR + 1.080%)	1.264%	7/16/31	420,000	420,276	(a)(d)
LCM XVIII LP, 19A AR (3 mo. USD LIBOR + 1.240%)	1.424%	7/15/27	162,480	162,503	(a)(d)
Legacy Mortgage Asset Trust, 2019-GS5 A1, Step bond	3.200%	5/25/59	694,572	697,910	(a)
Madison Park Funding X Ltd., 2012-10A AR3 (3 mo. USD LIBOR + 1.010%)	1.198%	1/20/29	1,550,615	1,551,516	(a)(d)
Magnetite XIV-R Ltd., 2015-14RA A2 (3 mo. USD LIBOR + 1.120%)	1.310%	10/18/31	1,590,000	1,581,939	(a)(d)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. USD LIBOR + 0.260%)	0.352%	6/25/46	121,369	117,598	(a)(d)
Mercury Financial Credit Card Master Trust, 2021-1A B	2.330%	3/20/26	2,000,000	2,012,830	(a)
Midocean Credit CLO VIII, 2018-8A A1R (3 mo. USD LIBOR + 1.050%)	1.205%	2/20/31	2,810,000	2,808,306	(a)(d)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	1.788%	10/20/30	250,000	250,132	(a)(d)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	1.392%	3/25/66	4,200,000	4,356,893	(a)(d)
Navient Student Loan Trust, 2021-1A A1B (1 mo. USD LIBOR + 0.600%)	0.692%	12/26/69	2,053,230	2,068,876	(a)(d)
Nelnet Student Loan Trust, 2014-6A A (1 mo. USD LIBOR + 0.650%)	0.742%	11/25/52	790,614	797,131	(a)(d)
Nelnet Student Loan Trust, 2021-A APT1	1.360%	4/20/62	2,140,000	2,142,874	(a)

See Notes to Financial Statements.

18	Western Asset Short-Term Bond Fund 2021 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Neuberger Berman Loan Advisers CLO 24 Ltd., 2017-24A AR (3 mo. USD LIBOR + 1.020%)	1.210%	4/19/30	$500,000	$500,241	(a)(d)
Neuberger Berman Loan Advisers CLO 29 Ltd., 2018-29A A1 (3 mo. USD LIBOR + 1.130%)	1.320%	10/19/31	250,000	250,088	(a)(d)
Ocean Trails CLO IX, 2020-9A A1 (3 mo. USD LIBOR + 1.870%)	2.054%	10/15/29	2,750,000	2,760,824	(a)(d)
OCP CLO Ltd., 2014-5A A1R (3 mo. USD LIBOR + 1.080%)	1.256%	4/26/31	2,100,000	2,102,037	(a)(d)
Octagon Investment Partners 45 Ltd., 2019-1A A (3 mo. USD LIBOR + 1.330%)	1.514%	10/15/32	1,600,000	1,602,979	(a)(d)
Octagon Investment Partners XXI Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	1.154%	2/14/31	560,000	558,693	(a)(d)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. USD LIBOR + 1.040%)	1.190%	5/23/31	510,000	510,656	(a)(d)
OHA Loan Funding Ltd., 2015-1A A1R2 (3 mo. USD LIBOR + 1.340%)	1.496%	11/15/32	550,000	551,180	(a)(d)
Option One Mortgage Loan Trust, 2007- FXD1 1A1, Step bond	5.866%	1/25/37	1,142,421	1,147,316
Option One Mortgage Loan Trust, 2007- FXD1 2A1, Step bond	5.866%	1/25/37	1,059,084	1,065,643
Owl Rock CLO I Ltd., 2019-1A A (3 mo. USD LIBOR + 1.800%)	1.955%	5/20/31	1,550,000	1,555,465	(a)(d)
OZLM XII Ltd., 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	1.236%	4/30/27	1,085,924	1,086,494	(a)(d)
Parallel Ltd., 2020-1A A1 (3 mo. USD LIBOR + 1.825%)	2.013%	7/20/31	1,750,000	1,750,000	(a)(d)
Recette CLO Ltd., 2015-1A ARR (3 mo. USD LIBOR + 1.080%)	1.268%	4/20/34	350,000	349,967	(a)(d)
Saranac CLO III Ltd., 2014-3A BR (3 mo. USD LIBOR + 1.850%)	1.985%	6/22/30	1,500,000	1,512,315	(a)(d)
Saxon Asset Securities Trust, 2003-3 M1 (1 mo. USD LIBOR + 0.975%)	1.067%	12/25/33	22,786	22,730	(d)
Saxon Asset Securities Trust, 2006-3 A4 (1 mo. USD LIBOR + 0.240%)	0.332%	10/25/46	960,000	861,066	(d)
Seven Sticks CLO Ltd., 2016-1A A1R (3 mo. USD LIBOR + 1.050%)	1.234%	7/15/28	559,440	559,768	(a)(d)
SLM Private Credit Student Loan Trust, 2005-A A4 (3 mo. USD LIBOR + 0.310%)	0.429%	12/15/38	3,225,868	3,160,971	(d)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2021 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	0.409%	6/15/39	$2,194,133	$2,133,396	(d)
SLM Student Loan Trust, 2003-4 A5A (3 mo. USD LIBOR + 0.750%)	0.869%	3/15/33	104,889	103,066	(a)(d)
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	0.789%	12/17/68	1,990,000	1,998,780	(a)(d)
SLM Student Loan Trust, 2005-8 A5 (3 mo. USD LIBOR + 0.170%)	0.346%	1/25/40	3,560,000	3,470,023	(d)
SMB Private Education Loan Trust, 2016-C A2A	2.340%	9/15/34	2,118,299	2,166,588	(a)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	1,320,000	1,319,088	(a)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	2,110,000	2,144,617	(a)
Sonic Capital LLC, 2020-1A A2I	3.845%	1/20/50	197,833	209,710	(a)
Structured Asset Securities Corp., 2004- SC1 A	8.027%	12/25/29	15,192	15,007	(a)(d)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-GEL4 M1 (1 mo. USD LIBOR + 0.570%)	0.662%	10/25/36	1,349,848	1,329,948	(a)(d)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.762%	5/25/31	1,290,813	1,231,506	(a)(d)
Symphony CLO XVIII Ltd., 2016-18A BR (3 mo. USD LIBOR + 1.600%)	1.746%	7/23/33	2,250,000	2,250,000	(a)(d)
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	1.838%	10/13/29	750,000	752,319	(a)(d)
Towd Point Mortgage Trust, 2015-2 1B3	3.434%	11/25/60	1,960,000	2,036,697	(a)(d)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	1,980,000	2,046,405	(a)(d)
Tralee CLO V Ltd., 2018-5A B (3 mo. USD LIBOR + 1.700%)	1.888%	10/20/28	1,730,000	1,735,456	(a)(d)
Tralee CLO VI Ltd., 2019-6A AS (3 mo. USD LIBOR + 1.300%)	1.476%	10/25/32	1,130,000	1,133,502	(a)(d)
TRP LLC, 2021-1 A	2.070%	6/19/51	2,010,000	2,004,773	(a)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	1.074%	4/15/29	1,475,000	1,475,637	(a)(d)
Venture XXVIII CLO Ltd., 2017-28A A2 (3 mo. USD LIBOR + 1.110%)	1.298%	7/20/30	1,500,000	1,499,205	(a)(d)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	1.334%	10/15/31	750,000	750,528	(a)(d)
Voya CLO Ltd., 2018-4A A1AR (3 mo. USD LIBOR + 1.040%)	1.186%	1/15/32	1,770,000	1,770,000	(a)(d)

See Notes to Financial Statements.

20	Western Asset Short-Term Bond Fund 2021 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Wells Fargo Home Equity Asset-Backed Securities Trust, 2006-1 M5 (1 mo. USD LIBOR + 0.555%)	0.647%	5/25/36	$2,900,000	$2,603,012	(d)
Whitebox CLO I Ltd., 2019-1A ANA (3 mo. USD LIBOR + 1.410%)	1.586%	7/24/32	750,000	750,223	(a)(d)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	1.674%	7/15/32	300,000	301,518	(a)(d)
Total Asset-Backed Securities (Cost — $134,158,939)				135,211,590
Collateralized Mortgage Obligations (k) — 10.7%
Alternative Loan Trust, 2004-33 2A1	3.080%	12/25/34	2,873	2,902	(d)
Alternative Loan Trust, 2005-56 4A1 (1 mo. USD LIBOR + 0.620%)	0.712%	11/25/35	181,317	178,556	(d)
Banc of America Funding Trust, 2005-E 4A1	2.985%	3/20/35	330	331	(d)
Banc of America Funding Trust, 2015-R2 4A1 (1 mo. USD LIBOR + 0.165%)	0.257%	9/29/36	115,062	114,967	(a)(d)
Banc of America Mortgage Trust, 2002-J B1	3.599%	9/25/32	90,440	91,255	(d)
Banc of America Mortgage Trust, 2003-C B1	2.372%	4/25/33	155,172	36,163	(d)
Bear Stearns ALT-A Trust, 2007-1 1A1 (1 mo. USD LIBOR + 0.320%)	0.412%	1/25/47	218,488	203,434	(d)
BX Trust, 2019-OC11 A	3.202%	12/9/41	1,470,000	1,587,678	(a)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	2,080,000	2,288,970	(d)
CF Trust, 2019-MF1 E (1 mo. USD LIBOR + 2.200%)	3.200%	8/21/32	2,160,000	2,162,094	(a)(d)
CFK Trust, 2020-MF2 F	3.573%	3/15/39	2,750,000	2,593,180	(a)(d)
Chase Mortgage Finance Trust, 2007-A1 2A3	2.479%	2/25/37	22,339	22,368	(d)
Chevy Chase Mortgage Funding Corp., 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	0.392%	8/25/35	1,910	1,976	(a)(d)
Chevy Chase Mortgage Funding Corp., 2004-4A A2 (1 mo. USD LIBOR + 0.580%)	0.672%	10/25/35	38,114	38,326	(a)(d)
Chevy Chase Mortgage Funding Corp., 2005-1A A2 (1 mo. USD LIBOR + 0.200%)	0.292%	1/25/36	4,007	3,806	(a)(d)
Citigroup Commercial Mortgage Trust, 2013-375P A	3.251%	5/10/35	710,000	738,767	(a)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	2,020,000	2,224,753
Citigroup Mortgage Loan Trust, 2007-AR4 2A1A	2.604%	3/25/37	91,841	89,502	(d)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2021 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Commercial Mortgage Trust, 2010-C1 C	5.802%	7/10/46	$118,536	$119,747	(a)(d)
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	0.512%	7/25/36	271,980	253,747	(a)(d)
CSMC Trust, 2014-11R 15A2	2.823%	1/27/36	1,893,857	1,893,553	(a)(d)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	3,750,000	3,988,744	(a)
CSMC Trust, 2020-TMIC A (1 mo. USD LIBOR + 3.000%, 3.250% floor)	3.250%	12/15/35	2,930,000	2,986,050	(a)(d)
CSMC Trust, 2021-2R 1A1 (1 mo. USD LIBOR + 1.750%)	1.836%	7/25/47	1,021,523	1,030,699	(a)(d)
DSLA Mortgage Loan Trust, 2005-AR1 2A1A (1 mo. USD LIBOR + 0.500%)	0.593%	2/19/45	42,072	41,860	(d)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	1,593,308	1,591,145	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	177,612	198,024
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3877 FA, PAC-1 (1 mo. USD LIBOR + 0.350%)	0.423%	11/15/40	115,708	115,899	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	1,530,000	1,593,348	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	1,970,000	2,082,370	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	2,050,000	2,165,260	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	3.542%	10/25/29	2,360,000	2,468,235	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (1 mo. USD LIBOR + 2.300%)	2.392%	1/25/50	500,000	500,603	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA2 M2 (1 mo. USD LIBOR + 1.850%)	1.942%	2/25/50	850,000	857,881	(a)(d)

See Notes to Financial Statements.

22	Western Asset Short-Term Bond Fund 2021 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA6 M2 (30 Day Average SOFR + 2.000%)	2.018%	12/25/50	$850,000	$860,106	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	1.818%	1/25/51	500,000	503,173	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	4.992%	11/25/24	481,837	498,799	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2017-C03 1M2 (1 mo. USD LIBOR + 3.000%)	3.092%	10/25/29	2,772,122	2,861,179	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2017-C07 1B1 (1 mo. USD LIBOR + 4.000%)	4.092%	5/25/30	800,000	835,391	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2018-C01 1M2 (1 mo. USD LIBOR + 2.250%)	2.342%	7/25/30	1,740,751	1,766,694	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2018-C05 1B1 (1 mo. USD LIBOR + 4.250%)	4.342%	1/25/31	410,000	429,526	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2019-R07 1M2 (1 mo. USD LIBOR + 2.100%)	2.192%	10/25/39	849,604	853,892	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1M2 (1 mo. USD LIBOR + 2.050%)	2.142%	1/25/40	760,538	764,469	(a)(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	478,751	515,434
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	121,389	127,992
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	273,543	274,959	(a)(d)
Freddie Mac Structured Pass-Through Certificates, T-51 1A	6.500%	9/25/43	100,226	123,651	(d)
Gosforth Funding PLC, 2017-1A A1A (3 mo. USD LIBOR + 0.470%)	0.605%	12/19/59	2,280	2,281	(a)(d)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. USD LIBOR + 0.680%)	0.770%	2/20/60	90,342	90,809	(d)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2021 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	0.640%	3/20/60	$770,612	$775,177	(d)
Government National Mortgage Association (GNMA), 2010-H10 FB (1 mo. USD LIBOR + 1.000%)	1.090%	5/20/60	973,566	991,184	(d)
Government National Mortgage Association (GNMA), 2010-H20 AF (1 mo. USD LIBOR + 0.330%)	0.437%	10/20/60	1,933,537	1,936,901	(d)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	0.457%	8/20/58	1,721,473	1,724,838	(d)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	0.557%	11/20/60	2,297,019	2,307,429	(d)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	0.607%	1/20/61	198,099	199,200	(d)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	0.607%	12/20/60	257,578	259,122	(d)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	0.557%	2/20/61	386,207	387,956	(d)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	0.607%	2/20/61	360,541	361,941	(d)
Government National Mortgage Association (GNMA), 2011-H19 FA (1 mo. USD LIBOR + 0.470%)	0.577%	8/20/61	1,030,238	1,034,802	(d)
Government National Mortgage Association (GNMA), 2012-H21 FA (1 mo. USD LIBOR + 0.500%)	0.607%	7/20/62	6,656,847	6,696,441	(d)
Government National Mortgage Association (GNMA), 2012-H23 SA (1 mo. USD LIBOR + 0.530%)	0.637%	10/20/62	267,219	262,398	(d)
Government National Mortgage Association (GNMA), 2012-H23 WA (1 mo. USD LIBOR + 0.520%)	0.627%	10/20/62	303,107	304,685	(d)
Government National Mortgage Association (GNMA), 2013-H02 FD (1 mo. USD LIBOR + 0.340%)	0.447%	12/20/62	3,469,924	3,475,604	(d)

See Notes to Financial Statements.

24	Western Asset Short-Term Bond Fund 2021 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. USD LIBOR + 0.400%)	0.507%	3/20/63	$1,020,805	$1,023,845	(d)
Government National Mortgage Association (GNMA), 2013-H14 FC (1 mo. USD LIBOR + 0.470%)	0.577%	6/20/63	341,828	343,228	(d)
Government National Mortgage Association (GNMA), 2013-H14 FD (1 mo. USD LIBOR + 0.470%)	0.577%	6/20/63	144,078	144,678	(d)
Government National Mortgage Association (GNMA), 2013-H14 FG (1 mo. USD LIBOR + 0.470%)	0.577%	5/20/63	134,653	135,238	(d)
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	56,222	57,677
Hawaii Hotel Trust, 2019-MAUI F (1 mo. USD LIBOR + 2.750%)	2.823%	5/15/38	2,160,000	2,169,612	(a)(d)
Hilton USA Trust, 2016-HHV D	4.333%	11/5/38	1,500,000	1,608,234	(a)(d)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	0.592%	5/25/37	130,926	130,740	(a)(d)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	0.362%	11/25/36	1,685,257	1,408,530	(d)
IndyMac INDX Mortgage Loan Trust, 2004-AR14 2A1A (1 mo. USD LIBOR + 0.720%)	0.812%	1/25/35	122,887	105,660	(d)
JPMDB Commercial Mortgage Securities Trust, 2017-C7 A5	3.409%	10/15/50	1,943,000	2,145,372
JPMorgan Chase Commercial Mortgage Securities Trust, 2012-HSBC A	3.093%	7/5/32	3,072,914	3,135,983	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN FFL (1 mo. USD LIBOR + 2.500%)	2.575%	1/16/37	34,706	34,630	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFL (1 mo. USD LIBOR + 3.000%)	3.075%	1/16/37	2,533,000	2,420,334	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.844%	1/16/37	2,930,000	2,829,682	(a)(d)
JPMorgan Resecuritization Trust Series, 2009-10 7A2	6.054%	2/26/37	3,627,925	2,134,134	(a)(d)
Luminent Mortgage Trust, 2006-7 2A2 (1 mo. USD LIBOR + 0.220%)	0.312%	12/25/36	44,101	44,452	(d)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2021 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	$21,458	$18,563	(a)
MBRT, 2019-MBR H1 (1 mo. USD LIBOR + 4.000%)	4.073%	11/15/36	1,355,000	1,352,856	(a)(d)
Merrill Lynch Mortgage Investors Trust Series MLMI, 2003-A2 2M1	1.910%	3/25/33	137,580	118,505	(d)
Merrill Lynch Mortgage Investors Trust Series MLMI, 2004-A1 2A1	2.300%	2/25/34	18,326	18,849	(d)
Merrill Lynch Mortgage Investors Trust Series MLMI, 2004-A1 2A2	2.300%	2/25/34	778,850	801,102	(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	570,000	612,871
Morgan Stanley Capital I Trust, 2017- ASHF A (1 mo. USD LIBOR + 0.850%)	0.923%	11/15/34	666,003	666,418	(a)(d)
Morgan Stanley Capital I Trust, 2018-H4 XA, IO	1.026%	12/15/51	53,735,180	2,842,021	(d)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.400%)	1.473%	5/15/36	1,450,000	1,418,692	(a)(d)
MRA Issuance Trust, 2021-EBO1 A1X (1 mo. USD LIBOR + 1.750%)	1.842%	10/8/21	1,480,000	1,481,303	(a)(d)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	2,100,000	2,190,305	(a)
New Residential Mortgage Loan Trust, 2017-2A B2	4.750%	3/25/57	807,133	927,076	(a)(d)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	479,131	511,456	(a)(d)
New Residential Mortgage Loan Trust, 2019-6A A1B	3.500%	9/25/59	1,682,822	1,779,002	(a)(d)
Radnor RE Ltd., 2021-1 M1C (30 Day Average SOFR + 2.700%)	2.710%	12/27/33	2,160,000	2,165,390	(a)(d)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	9,260	5,791
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. USD LIBOR + 0.550%)	0.642%	5/25/37	1,408,808	1,063,996	(d)
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. USD LIBOR + 0.680%)	0.864%	6/20/33	249,908	246,445	(d)
SFO Commercial Mortgage Trust, 2021- 555 D (1 mo. USD LIBOR + 2.400%)	2.473%	5/15/38	2,000,000	2,012,689	(a)(d)
Silverstone Master Issuer PLC, 2018-1A 1A (3 mo. USD LIBOR + 0.390%)	0.576%	1/21/70	291,200	292,268	(a)(d)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 4A1	2.535%	3/25/34	168,470	166,278	(d)

See Notes to Financial Statements.

26	Western Asset Short-Term Bond Fund 2021 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	2.610%	3/25/35	$195,461	$174,506	(d)
Structured Adjustable Rate Mortgage Loan Trust, 2005-12 3A1	2.578%	6/25/35	45,555	43,956	(d)
Structured Asset Securities Corp., 2005- RF3 2A	3.571%	6/25/35	315,871	299,967	(a)(d)
Structured Asset Securities Corp. Mortgage Pass-Through Certificate Series, 2002-3 B2	6.500%	3/25/32	570,013	637,822	(d)
Tharaldson Hotel Portfolio Trust, 2018- THL D (1 mo. USD LIBOR + 2.150%)	2.230%	11/11/34	1,717,370	1,705,752	(a)(d)
Thornburg Mortgage Securities Trust, 2004-2 A4 (1 mo. USD LIBOR + 0.680%)	0.772%	6/25/44	1,029,926	1,033,949	(d)
UBS Commercial Mortgage Trust, 2017-C4 A4	3.563%	10/15/50	2,880,000	3,160,919
VNDO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	1,757,000	1,805,650	(a)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	2.483%	8/20/35	9,898	10,107	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	2.571%	6/25/33	42,281	43,122	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR4 A5	2.846%	4/25/35	34,546	34,906	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1B2 (1 mo. USD LIBOR + 0.820%)	0.912%	12/25/45	65,513	65,659	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR13 2A (Cost of Funds for the 11th District of San Francisco + 1.500%)	1.843%	10/25/46	1,059,323	1,034,234	(d)
Total Collateralized Mortgage Obligations (Cost — $113,885,883)				116,106,680
Mortgage-Backed Securities — 1.0%
FHLMC — 0.1%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33	242,889	261,922
Federal Home Loan Mortgage Corp. (FHLMC) Gold	8.000%	2/1/31	47,021	48,390
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32	83,652	96,602

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2021 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-4/1/38	$211,903	$221,009
Federal Home Loan Mortgage Corp. (FHLMC) Gold (12 mo. USD LIBOR + 1.495%)	1.745%	6/1/43	326,973	341,562	(d)
Total FHLMC				969,485
FNMA — 0.4%
Federal National Mortgage Association (FNMA)	7.000%	2/1/27-8/1/32	182,282	197,496
Federal National Mortgage Association (FNMA)	6.000%	11/1/27	34	39
Federal National Mortgage Association (FNMA)	2.000%	7/1/36	500,000	515,752	(l)
Federal National Mortgage Association (FNMA)	3.000%	12/1/37	117,244	122,853
Federal National Mortgage Association (FNMA)	2.500%	10/1/40	843,463	882,391
Federal National Mortgage Association (FNMA)	4.000%	2/1/56-6/1/57	1,108,300	1,233,736
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	2.516%	9/1/37	849,389	903,103	(d)
Total FNMA				3,855,370
GNMA — 0.5%
Government National Mortgage Association (GNMA)	6.000%	11/15/28	11,458	12,852
Government National Mortgage Association (GNMA)	6.500%	8/15/34	211,232	243,514
Government National Mortgage Association (GNMA)	7.000%	3/15/36	57,540	67,840
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	579,475	610,975
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 5/15/50	619,659	662,469
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-10/20/49	473,202	497,727
Government National Mortgage Association (GNMA) II	4.000%	2/20/48-4/20/48	51,457	54,828
Government National Mortgage Association (GNMA) II	4.500%	8/20/48-1/20/49	974,343	1,044,867

See Notes to Financial Statements.

28	Western Asset Short-Term Bond Fund 2021 Semi-Annual Report

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	$392,908	$409,931
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.108%)	1.216%	7/20/60	55,150	57,006	(d)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 2.057%)	2.164%	8/20/60	846,714	907,893	(d)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.232%)	1.301%	7/20/60	144,969	148,671	(d)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.440%)	1.510%	2/20/60	719,699	740,203	(d)
Total GNMA				5,458,776
Total Mortgage-Backed Securities (Cost — $10,022,849)				10,283,631
Sovereign Bonds — 0.9%
Kuwait — 0.1%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	1,140,000	1,273,483	(a)
Qatar — 0.2%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	1,710,000	1,817,409	(b)
Saudi Arabia — 0.2%
Saudi Government International Bond, Senior Notes	4.500%	4/17/30	2,210,000	2,605,778	(a)
United Arab Emirates — 0.4%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	1,790,000	1,840,979	(a)
Abu Dhabi Government International Bond, Senior Notes	0.750%	9/2/23	530,000	533,922	(a)
Abu Dhabi Government International Bond, Senior Notes	2.125%	9/30/24	1,830,000	1,917,428	(a)
Total United Arab Emirates				4,292,329
Total Sovereign Bonds (Cost — $9,216,190)				9,988,999

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2021 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Short-Term Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Convertible Bonds & Notes — 0.0%††
Health Care — 0.0%††
Pharmaceuticals — 0.0%††
Dermira Inc., Senior Notes (Cost — $403,576)	3.000%	5/15/22	$400,000	$405,500
Total Investments before Short-Term Investments (Cost — $1,053,028,045)				1,061,767,773

			Shares
Short-Term Investments — 0.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $6,861,462)	0.010%		6,861,462	6,861,462	(m)
Total Investments — 98.6% (Cost — $1,059,889,507)				1,068,629,235
Other Assets in Excess of Liabilities — 1.4%				14,782,699
Total Net Assets — 100.0%				$1,083,411,934

See Notes to Financial Statements.

30	Western Asset Short-Term Bond Fund 2021 Semi-Annual Report

Western Asset Short-Term Bond Fund

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	The coupon payment on this security is currently in default as of June 30, 2021.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	Value is less than $1.

(j)	The maturity principal is currently in default as of June 30, 2021.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2021, the Fund held TBA securities with a total cost of $516,805.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2021, the total market value of investments in Affiliated Companies was $6,861,462 and the cost was $6,861,462 (Note 8).

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities

CAS	— Connecticut Avenue Securities

CLO	— Collateralized Loan Obligation

CMT	— Constant Maturity Treasury

IO	— Interest Only

LIBOR	— London Interbank Offered Rate

REMIC	— Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

UST	— United States Treasury

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2021 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Short-Term Bond Fund

At June 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	741	12/23	$183,260,724	$183,165,938	$(94,786)
U.S. Treasury 5-Year Notes	566	9/21	70,021,250	69,861,205	(160,045)
					(254,831)
Contracts to Sell:
90-Day Eurodollar	105	12/25	25,725,235	25,786,688	(61,453)
90-Day Eurodollar	339	12/21	84,559,201	84,576,263	(17,062)
U.S. Treasury 2-Year Notes	45	9/21	9,931,914	9,914,414	17,500
U.S. Treasury 10-Year Notes	295	9/21	38,818,164	39,087,500	(269,336)
U.S. Treasury Long-Term Bonds	46	9/21	7,149,350	7,394,500	(245,150)
U.S. Treasury Ultra Long-Term Bonds	12	9/21	2,276,292	2,312,250	(35,958)
					(611,459)
Net unrealized depreciation on open futures contracts					$(866,290)

At June 30, 2021, the Fund had the following open swap contracts:

	CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$96,111,000	6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	$(157,308)
	25,977,000	5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	$(87,197)	1,048,687
	13,393,000	2/15/28	1.250% semi-annually	3-Month LIBOR quarterly	21,671	(87,677)
	10,836,000	2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	10,571	(147,060)
Total	$146,317,000				$(54,955)	$656,642

See Notes to Financial Statements.

32	Western Asset Short-Term Bond Fund 2021 Semi-Annual Report

Western Asset Short-Term Bond Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.36 Index	$5,879,000	6/20/26	1.000% quarterly	$149,297	$123,400	$25,897

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

LIBOR — London Interbank Offered Rate

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2021 Semi-Annual Report	33

Statement of assets and liabilities (unaudited)

June 30, 2021

Assets:
Investments in unaffiliated securities, at value (Cost — $1,053,028,045)	$1,061,767,773
Investments in affiliated securities, at value (Cost — $6,861,462)	6,861,462
Cash	5,271,129
Receivable for securities sold	17,783,322
Interest receivable	4,633,094
Receivable for Fund shares sold	1,706,827
Deposits with brokers for centrally cleared swap contracts	691,000
Deposits with brokers for open futures contracts	611,967
Prepaid expenses	69,749
Total Assets	1,099,396,323

Liabilities:
Payable for securities purchased	14,077,522
Payable for Fund shares repurchased	1,357,628
Investment management fee payable	305,192
Payable to broker — net variation margin on open futures contracts	65,456
Payable to broker — net variation margin on centrally cleared swap contracts	49,591
Service and/or distribution fees payable	22,259
Distributions payable	14,245
Trustees’ fees payable	2,281
Accrued expenses	90,215
Total Liabilities	15,984,389
Total Net Assets	$1,083,411,934

Net Assets:
Par value (Note 7)	$2,755
Paid-in capital in excess of par value	1,101,904,940
Total distributable earnings (loss)	(18,495,761)
Total Net Assets	$1,083,411,934

See Notes to Financial Statements.

34	Western Asset Short-Term Bond Fund 2021 Semi-Annual Report

Western Asset Short-Term Bond Fund

Net Assets:
Class A	$70,599,051
Class C	$7,683,439
Class C1	$3,161,566
Class R	$60,396
Class I	$185,672,759
Class IS	$816,234,723

Shares Outstanding:
Class A	17,950,727
Class C	1,955,269
Class C1	803,531
Class R	15,361
Class I	47,175,898
Class IS	207,573,816

Net Asset Value:
Class A (and redemption price)	$3.93
Class C*	$3.93
Class C1 (and redemption price)	$3.93
Class R (and redemption price)	$3.93
Class I (and redemption price)	$3.94
Class IS (and redemption price)	$3.93

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$4.02

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2021 Semi-Annual Report	35

Statement of operations (unaudited)

For the Six Months Ended June 30, 2021

Investment Income:
Interest from unaffiliated investments	$7,375,058
Interest from affiliated investments	5,576
Less: Foreign taxes withheld	(25,184)
Total Investment Income	7,355,450

Expenses:
Investment management fee (Note 2)	1,658,646
Service and/or distribution fees (Notes 2 and 5)	122,212
Transfer agent fees (Note 5)	108,260
Registration fees	55,247
Fund accounting fees	37,831
Audit and tax fees	24,332
Legal fees	12,688
Trustees’ fees	7,330
Shareholder reports	5,624
Insurance	4,790
Custody fees	4,739
Commitment fees (Note 9)	3,449
Miscellaneous expenses	4,871
Total Expenses	2,050,019
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(28,124)
Net Expenses	2,021,895
Net Investment Income	5,333,555

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	1,046,448
Futures contracts	1,330,246
Written options	77,412
Swap contracts	(170,452)
Net Realized Gain	2,283,654
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(3,914,908)
Futures contracts	(1,011,832)
Swap contracts	25,544
Change in Net Unrealized Appreciation (Depreciation)	(4,901,196)
Net Loss on Investments, Futures Contracts, Written Options and Swap Contracts	(2,617,542)
Increase in Net Assets From Operations	$2,716,013

See Notes to Financial Statements.

36	Western Asset Short-Term Bond Fund 2021 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2021 (unaudited) and the Year Ended December 31, 2020	2021	2020

Operations:
Net investment income	$5,333,555	$14,490,081
Net realized gain	2,283,654	13,750,348
Change in net unrealized appreciation (depreciation)	(4,901,196)	2,448,720
Increase in Net Assets From Operations	2,716,013	30,689,149

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(8,159,329)	(19,045,415)
Decrease in Net Assets From Distributions to Shareholders	(8,159,329)	(19,045,415)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	373,515,406	341,228,768
Reinvestment of distributions	8,069,640	18,779,856
Cost of shares repurchased	(140,261,536)	(292,583,813)
Increase in Net Assets From Fund Share Transactions	241,323,510	67,424,811
Increase in Net Assets	235,880,194	79,068,545

Net Assets:
Beginning of period	847,531,740	768,463,195
End of period	$1,083,411,934	$847,531,740

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2021 Semi-Annual Report	37

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$3.96	$3.90	$3.83	$3.87	$3.85	$3.84

Income (loss) from operations:
Net investment income	0.02	0.06	0.09	0.08	0.05	0.05
Net realized and unrealized gain (loss)	(0.02)	0.08	0.08	(0.03)	0.04	0.02
Total income from operations	0.00	0.14	0.17	0.05	0.09	0.07

Less distributions from:
Net investment income	(0.03)	(0.08)	(0.10)	(0.09)	(0.07)	(0.06)
Total distributions	(0.03)	(0.08)	(0.10)	(0.09)	(0.07)	(0.06)

Net asset value, end of period	$3.93	$3.96	$3.90	$3.83	$3.87	$3.85
Total return[3]	(0.03)%	3.72%	4.49%	1.29%	2.23%	1.85%[4]

Net assets, end of period (000s)	$70,599	$58,248	$53,294	$30,894	$29,977	$43,445

Ratios to average net assets:
Gross expenses	0.71%[5]	0.73%	0.75%	0.75%	0.78%	0.78%
Net expenses	0.70 [5,6,7]	0.72 [6,7]	0.74 [6,7]	0.74 [6,7]	0.74 [6,7]	0.78
Net investment income	0.85 [5]	1.57	2.36	2.12	1.37	1.20

Portfolio turnover rate[8]	32%	64%	41%	52%	42%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.58% for the year ended December 31, 2016.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective May 1, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. From March 31, 2017 through April 30, 2021, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A shares did not exceed 0.80%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 36% for the six months ended June 30, 2021 and 73%, 55%, 100%, 89% and 24% for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

38	Western Asset Short-Term Bond Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2021[2]		2020	2019	2018	2017	2016

Net asset value, beginning of period	$3.95		$3.89	$3.83	$3.86	$3.85	$3.84

Income (loss) from operations:
Net investment income	0.00	[3]	0.03	0.06	0.05	0.02	0.02
Net realized and unrealized gain (loss)	(0.01)		0.08	0.07	(0.02)	0.03	0.02
Total income (loss) from operations	(0.01)		0.11	0.13	0.03	0.05	0.04

Less distributions from:
Net investment income	(0.01)		(0.05)	(0.07)	(0.06)	(0.04)	(0.03)
Total distributions	(0.01)		(0.05)	(0.07)	(0.06)	(0.04)	(0.03)

Net asset value, end of period	$3.93		$3.95	$3.89	$3.83	$3.86	$3.85
Total return[4]	(0.14)%		2.95%	3.44%	0.80%	1.23%	1.12%[5]

Net assets, end of period (000s)	$7,683		$6,795	$5,073	$8,487	$7,537	$9,152

Ratios to average net assets:
Gross expenses	1.46%[6]		1.47%	1.50%	1.49%	1.55%	1.56%
Net expenses[7,8]	1.46	[6]	1.47	1.50	1.48	1.51	1.44
Net investment income	0.10	[6]	0.81	1.67	1.41	0.60	0.55

Portfolio turnover rate[9]	32%		64%	41%	52%	42%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.86% for the year ended December 31, 2016.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class C shares did not exceed 1.60%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 36% for the six months ended June 30, 2021 and 73%, 55%, 100%, 89% and 24% for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2021 Semi-Annual Report	39

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$3.96	$3.90	$3.83	$3.87	$3.85	$3.84

Income (loss) from operations:
Net investment income	0.01	0.05	0.09	0.07	0.04	0.04
Net realized and unrealized gain (loss)	(0.02)	0.08	0.07	(0.03)	0.03	0.02
Total income (loss) from operations	(0.01)	0.13	0.16	0.04	0.07	0.06

Less distributions from:
Net investment income	(0.02)	(0.07)	(0.09)	(0.08)	(0.05)	(0.05)
Total distributions	(0.02)	(0.07)	(0.09)	(0.08)	(0.05)	(0.05)

Net asset value, end of period	$3.93	$3.96	$3.90	$3.83	$3.87	$3.85
Total return[3]	(0.18)%	3.41%	4.28%	1.07%	1.94%	1.58%[4]

Net assets, end of period (000s)	$3,162	$3,929	$7,854	$32,443	$39,335	$49,158

Ratios to average net assets:
Gross expenses	1.02%[5]	1.02%	0.98%	0.97%	1.06%	1.05%
Net expenses	1.01 [5,6,7]	1.01 [6,7]	0.97 [6,7]	0.96 [6,7]	1.02 [6,7]	1.05
Net investment income	0.56 [5]	1.37	2.26	1.90	1.10	0.93

Portfolio turnover rate[8]	32%	64%	41%	52%	42%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended December 31, 2016.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 36% for the six months ended June 30, 2021 and 73%, 55%, 100%, 89% and 24% for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

40	Western Asset Short-Term Bond Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$3.95	$3.90	$3.83	$3.86	$3.85	$3.84

Income (loss) from operations:
Net investment income	0.01	0.05	0.08	0.07	0.04	0.03
Net realized and unrealized gain (loss)	(0.01)	0.07	0.08	(0.02)	0.02	0.03
Total income from operations	0.00	0.12	0.16	0.05	0.06	0.06

Less distributions from:
Net investment income	(0.02)	(0.07)	(0.09)	(0.08)	(0.05)	(0.05)
Total distributions	(0.02)	(0.07)	(0.09)	(0.08)	(0.05)	(0.05)

Net asset value, end of period	$3.93	$3.95	$3.90	$3.83	$3.86	$3.85
Total return[3]	(0.22)%	3.34%	4.12%	1.19%	1.60%	1.53%[4]

Net assets, end of period (000s)	$60	$52	$71	$173	$171	$28

Ratios to average net assets:
Gross expenses	1.39%[5]	2.14%	1.28%	1.29%	1.21%	1.39%
Net expenses[6,7]	1.10 [5]	1.09	1.10	1.10	1.10	1.10
Net investment income	0.46 [5]	1.26	2.11	1.77	1.05	0.90

Portfolio turnover rate[8]	32%	64%	41%	52%	42%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.26% for the year ended December 31, 2016.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 36% for the six months ended June 30, 2021 and 73%, 55%, 100%, 89% and 24% for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2021 Semi-Annual Report	41

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2021[2]		2020	2019	2018	2017	2016

Net asset value, beginning of period	$3.96		$3.90	$3.83	$3.87	$3.85	$3.84

Income (loss) from operations:
Net investment income	0.02		0.07	0.10	0.09	0.06	0.06
Net realized and unrealized gain (loss)	(0.01)		0.08	0.08	(0.03)	0.03	0.02
Total income from operations	0.01		0.15	0.18	0.06	0.09	0.08

Less distributions from:
Net investment income	(0.03)		(0.09)	(0.11)	(0.10)	(0.07)	(0.07)
Total distributions	(0.03)		(0.09)	(0.11)	(0.10)	(0.07)	(0.07)

Net asset value, end of period	$3.94		$3.96	$3.90	$3.83	$3.87	$3.85
Total return[3]	0.35%		3.96%	4.74%	1.54%	2.46%	2.14%[4]

Net assets, end of period (millions)	$186		$137	$162	$142	$62	$64

Ratios to average net assets:
Gross expenses	0.48%[5]		0.51%	0.54%	0.53%	0.56%	0.50%
Net expenses[6]	0.47	[5],[7]	0.49 [7]	0.50 [7]	0.50 [7]	0.51 [7]	0.50
Net investment income	1.09	[5]	1.82	2.64	2.44	1.61	1.49

Portfolio turnover rate[8]	32%		64%	41%	52%	42%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.87% for the year ended December 31, 2016.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective May 1, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.42%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. From March 31, 2017 through April 30, 2021, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class I did not exceed 0.50%. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class I did not exceed 0.55%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 36% for the six months ended June 30, 2021 and 73%, 55%, 100%, 89% and 24% for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

42	Western Asset Short-Term Bond Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares [1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$3.96	$3.90	$3.83	$3.87	$3.85	$3.84

Income (loss) from operations:
Net investment income	0.02	0.07	0.11	0.10	0.07	0.06
Net realized and unrealized gain (loss)	(0.01)	0.09	0.07	(0.04)	0.03	0.02
Total income from operations	0.01	0.16	0.18	0.06	0.10	0.08

Less distributions from:
Net investment income	(0.04)	(0.10)	(0.11)	(0.10)	(0.08)	(0.07)
Total distributions	(0.04)	(0.10)	(0.11)	(0.10)	(0.08)	(0.07)

Net asset value, end of period	$3.93	$3.96	$3.90	$3.83	$3.87	$3.85
Total return[3]	0.13%	4.06%	4.84%	1.63%	2.56%	2.19%[4]

Net assets, end of period (millions)	$816	$641	$541	$490	$462	$430

Ratios to average net assets:
Gross expenses	0.38%[5]	0.40%	0.41%	0.41%	0.45%	0.46%
Net expenses[6,7]	0.385	0.39	0.40	0.40	0.41	0.45
Net investment income	1.175	1.88	2.74	2.48	1.71	1.54

Portfolio turnover rate8	32%	64%	41%	52%	42%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.92% for the year ended December 31, 2016.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.40%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class IS shares did not exceed 0.45%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 36% for the six months ended June 30, 2021 and 73%, 55%, 100%, 89% and 24% for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2021 Semi-Annual Report	43

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

44	Western Asset Short-Term Bond Fund 2021 Semi-Annual Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Short-Term Bond Fund 2021 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$212,150,995	$0	*	$212,150,995
Other Corporate Bonds & Notes	—	329,517,769	—		329,517,769
U.S. Government & Agency Obligations	—	248,102,609	—		248,102,609
Asset-Backed Securities	—	135,211,590	—		135,211,590
Collateralized Mortgage Obligations	—	116,106,680	—		116,106,680
Mortgage-Backed Securities	—	10,283,631	—		10,283,631
Sovereign Bonds	—	9,988,999	—		9,988,999
Convertible Bonds & Notes	—	405,500	—		405,500
Total Long-Term Investments	—	1,061,767,773	0	*	1,061,767,773
Short-Term Investments†	$6,861,462	—	—		6,861,462
Total Investments	$6,861,462	$1,061,767,773	$0	*	$1,068,629,235
Other Financial Instruments:
Futures Contracts††	$17,500	—	—		$17,500
Centrally Cleared Interest Rate Swaps††	—	$1,048,687	—		1,048,687
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	25,897	—		25,897
Total Other Financial Instruments	$17,500	$1,074,584	—		$1,092,084
Total	$6,878,962	$1,062,842,357	—		$1,069,721,319

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Other Financial Instruments:
Futures Contracts††	$883,790	—	—		$883,790
Centrally Cleared Interest Rate Swaps††	—	$392,045	—		392,045
Total	$883,790	$392,045	—		$1,275,835

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

46	Western Asset Short-Term Bond Fund 2021 Semi-Annual Report

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Western Asset Short-Term Bond Fund 2021 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2021, the total notional value of all credit default swaps to sell protection was $5,879,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2021, see Note 4.

48	Western Asset Short-Term Bond Fund 2021 Semi-Annual Report

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Western Asset Short-Term Bond Fund 2021 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(f) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(g) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in

50	Western Asset Short-Term Bond Fund 2021 Semi-Annual Report

U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(h) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(i) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(j) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

Western Asset Short-Term Bond Fund 2021 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

(k) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

52	Western Asset Short-Term Bond Fund 2021 Semi-Annual Report

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2021, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(m) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(n) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(o) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(p) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(q) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Western Asset Short-Term Bond Fund 2021 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(r) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund. Western Asset London provides certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to Western Asset London to manage.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C, Class C1, Class R and Class IS shares did not exceed 1.55%, 1.05%, 1.10% and 0.40%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. As a result of expense limitation arrangements between the Fund and LMPFA, effective May 1, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of

54	Western Asset Short-Term Bond Fund 2021 Semi-Annual Report

Class A and Class I shares did not exceed 0.70% and 0.42%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

Prior to May 1, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A and Class I shares did not exceed 0.80% and 0.50%, respectively.

During the six months ended June 30, 2021, fees waived and/or expenses reimbursed amounted to $28,124, which included an affiliated money market fund waiver of $17,134.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class R	Class I
Expires December 31, 2023	$81	$10,909
Total fee waivers/expense reimbursements subject to recapture	$81	$10,909

For the six months ended June 30, 2021, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. As of July 7, 2021, LMIS was renamed Franklin Distributors, LLC.

There is a maximum initial sales charge of 2.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 0.50% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

Western Asset Short-Term Bond Fund 2021 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2021, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$43,303	—
CDSCs	242	$960

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

As of June 30, 2021, Franklin Resources and its affiliates owned 64% of the Fund.

3. Investments

During the six months ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$316,816,061	$290,403,809
Sales	132,457,773	167,171,161

At June 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,059,889,507	$14,089,035	$(5,349,307)	$8,739,728
Futures contracts	—	17,500	(883,790)	(866,290)
Swap contracts	68,445	1,074,584	(392,045)	682,539

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2021.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Futures contracts[2]	$17,500	—	$17,500
Centrally cleared swap contracts[3]	1,048,687	$25,897	1,074,584
Total	$1,066,187	$25,897	$1,092,084

56	Western Asset Short-Term Bond Fund 2021 Semi-Annual Report

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$883,790
Centrally cleared swap contracts[3]	392,045
Total	$1,275,835

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(19,361)	—	$(19,361)
Futures contracts	1,330,246	—	1,330,246
Written options	77,412	—	77,412
Swap contracts	(281,809)	$111,357	(170,452)
Total	$1,106,488	$111,357	$1,217,845

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss)From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Futures contracts	$(1,011,832)	—	$(1,011,832)
Swap contracts	90,376	$(64,832)	25,544
Total	$(921,456)	$(64,832)	$(986,288)

Western Asset Short-Term Bond Fund 2021 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

During the six months ended June 30, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options†	$2,471
Written options†	6,945
Futures contracts (to buy)	359,814,459
Futures contracts (to sell)	226,718,356

Average Notional Balance
Interest rate swap contracts	$87,769,000
Credit default swap contracts (sell protection)	6,066,857

†	At June 30, 2021, there were no open positions held in this derivative.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.50% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$81,199	$23,709
Class C	32,434	2,468
Class C1	8,439	2,281
Class R	140	143
Class I	—	79,236
Class IS	—	423
Total	$122,212	$108,260

For the six months ended June 30, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$1,199
Class C	122
Class C1	68
Class R	82
Class I	13,769
Class IS	12,884
Total	$28,124

58	Western Asset Short-Term Bond Fund 2021 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Net Investment Income:
Class A	$470,843	$1,171,136
Class C	23,238	83,340
Class C1	19,334	104,785
Class R	298	960
Class I	1,344,866	3,240,717
Class IS	6,300,750	14,444,477
Total	$8,159,329	$19,045,415

7. Shares of beneficial interest

At June 30, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	6,404,296	$25,263,222	4,350,797	$17,040,531
Shares issued on reinvestment	115,827	456,327	288,414	1,131,686
Shares repurchased	(3,293,246)	(12,982,222)	(3,584,289)	(14,002,805)
Net increase	3,226,877	$12,737,327	1,054,922	$4,169,412
Class C
Shares sold	814,148	$3,207,897	1,014,348	$3,956,666
Shares issued on reinvestment	5,808	22,878	20,941	82,133
Shares repurchased	(583,847)	(2,300,024)	(618,649)	(2,411,597)
Net increase	236,109	$930,751	416,640	$1,627,202
Class C1
Shares sold	10,145	$40,049	33,847	$131,806
Shares issued on reinvestment	4,804	18,947	26,230	102,824
Shares repurchased	(204,146)	(807,042)	(1,080,802)	(4,230,203)
Net decrease	(189,197)	$(748,046)	(1,020,725)	$(3,995,573)
Class R
Shares sold	2,145	$8,462	2,310	$9,060
Shares issued on reinvestment	75	297	245	960
Shares repurchased	(50)	(197)	(7,602)	(28,477)
Net increase (decrease)	2,170	$8,562	(5,047)	$(18,457)

Western Asset Short-Term Bond Fund 2021 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class I
Shares sold	20,366,253	$80,368,112	33,526,426	$131,196,039
Shares issued on reinvestment	329,339	1,299,603	792,502	3,109,721
Shares repurchased	(8,252,071)	(32,563,890)	(41,013,071)	(160,702,558)
Net increase (decrease)	12,443,521	$49,103,825	(6,694,143)	$(26,396,798)

Class IS
Shares sold	67,148,020	$264,627,664	48,157,098	$188,894,666
Shares issued on reinvestment	1,592,533	6,271,588	3,657,453	14,352,532
Shares repurchased	(23,239,670)	(91,608,161)	(28,440,127)	(111,208,173)
Net increase	45,500,883	$179,291,091	23,374,424	$92,039,025

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2021. The following transactions were effected in such company for the six months ended June 30, 2021.

	Affiliate Value at December 31, 2020	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$95,296,683	$396,747,839	396,747,839	$485,183,060	485,183,060

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$5,576	—	$6,861,462

9. Redemption facility

Effective February 5, 2021, the Fund’s redemption facility (the “Redemption Facility”) was terminated and the Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, became borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global

60	Western Asset Short-Term Bond Fund 2021 Semi-Annual Report

Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 4, 2022.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility; there is no upfront fee. Under the Redemption Facility, the Fund had access to the aggregate amount of $485 million prior to February 5, 2021 and the following terms were in effect: the annual commitment fee to maintain the Redemption Facility was 0.15% incurred on the unused portion of the facility and there was an annual upfront fee of 0.06%. The aggregate commitment fees under the Global Credit Facility and Redemption Facility are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility nor the Redemption Facility during the six months ended June 30, 2021.

10. Deferred capital losses

As of December 31, 2020, the Fund had deferred capital losses of $21,796,408, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

Western Asset Short-Term Bond Fund 2021 Semi-Annual Report	61

Notes to financial statements (unaudited) (cont’d)

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

13. Subsequent event

Subsequent to the period ended June 30, 2021, Shareholder redemptions from Class IS shares exceeded 50% of Class IS net assets as of June 30, 2021.

62	Western Asset Short-Term Bond Fund 2021 Semi-Annual Report

Western Asset

Short-Term Bond Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Distributor

Franklin Distributors, LLC†

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

†	Effective July 7, 2021, LMIS was renamed Franklin Distributors, LLC.

Western Asset Short-Term Bond Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Short-Term Bond Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Short-Term Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD0632 8/21 SR21-4218

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 23, 2021